Fair Values (fair value of the Level 3 financial assets) (Details) - Designated as Hedging Instrument [Member] $ in Millions	12 Months Ended
Dec. 31, 2017 CAD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 40
Total realized and unrealized gains (losses) included in non-regulated operating revenues	10
Net transfers out of Level 3	15
Ending Balance	34
Regulated fuel for generation and purchased power [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Increase (reduction) in benefit included in regulated anmd non-gulated fuel for generation and purchased power	(1)
Regulatory Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Unrealized gains (losses) included in regulatory assets or liabilities	0
Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	0
Total realized and unrealized gains (losses) included in non-regulated operating revenues	0
Net transfers out of Level 3	0
Ending Balance	0
Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member] | Regulated fuel for generation and purchased power [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Increase (reduction) in benefit included in regulated anmd non-gulated fuel for generation and purchased power	(1)
Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member] | Regulatory Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Unrealized gains (losses) included in regulatory assets or liabilities	1
Regulatory Deferral Hedge [Member] | Oil Financial Derivatives [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	1
Total realized and unrealized gains (losses) included in non-regulated operating revenues	0
Net transfers out of Level 3	0
Ending Balance	0
Regulatory Deferral Hedge [Member] | Oil Financial Derivatives [Member] | Regulatory Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Increase (reduction) in benefit included in regulated anmd non-gulated fuel for generation and purchased power	0
Unrealized gains (losses) included in regulatory assets or liabilities	(1)
Cash Flow Hedging And Held for Trading Hedge [Member] | Natural Gas [Member] | Derivative Financial Instruments, Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	39
Total realized and unrealized gains (losses) included in non-regulated operating revenues	1
Net transfers out of Level 3	15
Ending Balance	25
Cash Flow Hedging And Held for Trading Hedge [Member] | Natural Gas [Member] | Regulated fuel for generation and purchased power [Member] | Derivative Financial Instruments, Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Increase (reduction) in benefit included in regulated anmd non-gulated fuel for generation and purchased power	0
Cash Flow Hedging And Held for Trading Hedge [Member] | Natural Gas [Member] | Regulatory Assets [Member] | Derivative Financial Instruments, Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Unrealized gains (losses) included in regulatory assets or liabilities	0
Cash Flow Hedging And Held for Trading Hedge [Member] | Power [Member] | Derivative Financial Instruments, Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	0
Total realized and unrealized gains (losses) included in non-regulated operating revenues	9
Net transfers out of Level 3	0
Ending Balance	9
Cash Flow Hedging And Held for Trading Hedge [Member] | Power [Member] | Regulated fuel for generation and purchased power [Member] | Derivative Financial Instruments, Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Increase (reduction) in benefit included in regulated anmd non-gulated fuel for generation and purchased power	0
Cash Flow Hedging And Held for Trading Hedge [Member] | Power [Member] | Regulatory Assets [Member] | Derivative Financial Instruments, Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Unrealized gains (losses) included in regulatory assets or liabilities	$ 0